Financial Instruments and Risk Management (Details) - Schedule of derivative liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Derivative Liability [Abstract]
Derivative liability - warrants at beginning	$ (1,261)	$ (359)
Issuance of financial instruments	(14,851)	(1,213)
Exercise of warrants	5,262
Gain due to change in fair value of derivative liability	10,232	311
Derivative liability - warrants at ending	$ (618)	$ (1,261)